Consolidated Statements of Operations - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenues:
Total revenues	$ 154.1	$ 168.0	$ 611.6	$ 478.2	$ 440.1
Cost of revenues:
Total cost of revenues	100.2	97.7	359.8	281.2	251.9
Gross profit	53.9	70.3	251.8	197.0	188.2
Operating expenses:
Selling, general and administrative	70.1	101.6	211.2	158.1	145.4
Research and development	6.7	10.3	29.4	15.9	14.0
Total operating expenses	76.8	111.9	240.6	174.0	159.4
(Loss) income from operations	(22.9)	(41.6)	11.2	23.0	28.8
Other expense (income):
Third party interest expense	6.2	12.5	41.0	41.5	47.7
Related party interest expense	0.0	40.3	122.2	107.7	95.8
Loss on debt extinguishment	0.0	15.9	0.0	0.0	12.8
Foreign currency loss (gain), net	1.6	(0.6)	13.4	(0.6)	(3.2)
Change in fair values of warrant liabilities	(1.2)	0.0	0.0	0.0	0.0
Other expense (income), net	0.3	1.6	(1.1)	(1.0)	1.9
Loss before benefit from income taxes	(29.8)	(111.3)	(164.3)	(124.6)	(126.2)
Benefit from income taxes	(6.8)	(5.6)	(5.9)	(5.5)	(4.2)
Net loss	(23.0)	(105.7)	(158.4)	(119.1)	(122.0)
Loss attributable to noncontrolling interests	(0.8)	0.0	(0.1)	0.0	0.0
Net loss attributable to Mirion Technologies, Inc. (Successor) / Mirion Technologies (TopCo), Ltd. (Predecessor) stockholders	$ (22.2)	$ (105.7)	$ (158.3)	$ (119.1)	$ (122.0)
Net loss per common share attributable to Mirion Technologies, Inc. (Successor) / Mirion Technologies (TopCo), Ltd. (Predecessor) stockholders — basic and diluted	$ (0.12)	$ (15.81)	$ (24.18)	$ (18.45)	$ (19.36)
Weighted average common shares outstanding — basic and diluted	180.773	6.685	6.549	6.453	6.300
Product
Revenues:
Total revenues	$ 120.9	$ 123.4	$ 459.3	$ 353.0	$ 325.7
Cost of revenues:
Total cost of revenues	83.1	74.0	284.1	216.8	190.7
Service
Revenues:
Total revenues	33.2	44.6	152.3	125.2	114.4
Cost of revenues:
Total cost of revenues	$ 17.1	$ 23.7	$ 75.7	$ 64.4	$ 61.2